Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net loss	$ (178,040)	$ (65,643)	$ (88,366)	$ (52,312)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	7,371	5,668	7,761	5,330
Provisions for doubtful accounts	1,236	621	717	211
Amortization of deferred contract acquisition costs	852	797	1,062	746
Amortization of deferred contract fulfillment costs	510	531	707	574
Deferred rent amortization				(126)
Stock-based compensation expense	106,516	8,675	12,135	7,669
Loss on equity method investment	1,250
Write-off of obsolete inventory				673
Deferred income taxes			(1,388)
Changes in operating assets and liabilities, net of acquisition:
Accounts receivable	(8,468)	11,878	803	(19,471)
Inventories	(4,671)	(500)	(592)	1,569
Deferred contract acquisition costs	(1,575)	(1,115)	(1,217)	(1,198)
Prepaid expenses and other current assets	(1)	(797)	(2,698)	(2,913)
Other assets	426	(846)	(977)	(213)
Accounts payable	(135)	13	1,158	(787)
Accrued expenses and other current liabilities	2,353	553	5,851	2,733
Other long-term liabilities	(194)	(902)	(699)	481
Deferred revenue	(15,364)	(25,548)	(16,149)	(16,972)
Net cash used in operating activities	(87,934)	(66,615)	(81,892)	(74,006)
Cash flows from investing activities:
Purchases of property and equipment	(3,261)	(1,098)	(1,338)	(1,911)
Investment in minority owned joint venture	(2,940)
Purchases of investments	(159,608)	(78,946)	(78,946)	(355,242)
Proceeds from sales and maturities of investments	69,132	226,509	246,033	175,601
Acquisition of business, net of cash acquired			(45,750)	(64,381)
Net cash (used in) provided by investing activities	(96,677)	146,465	119,999	(245,933)
Cash flows from financing activities:
Proceeds from issuance of Series C convertible preferred stock, net of issuance costs	146,014		45,761	280,444
Proceeds from exercise of common stock options	4,235	610	1,036	635
Payments for the purchase of treasury stock	(18,417)	(158)	(158)
Proceeds from issuance of common stock in initial public offering, net of underwriting costs and commissions	772,931
Proceeds from issuance of common stock to Google	100,000
Payment of deferred offering costs	(1,456)
Repurchase of Series A convertible preferred stock, net of costs				(2,898)
Net cash provided by financing activities	1,003,307	452	46,639	278,181
Net increase in cash, cash equivalents, and restricted cash	818,696	80,302	84,746	(41,758)
Cash, cash equivalents, and restricted cash at beginning of period	138,816	54,070	54,070	95,828
Cash, cash equivalents, and restricted cash at end of period	957,512	134,372	138,816	54,070
Cash, cash equivalents, and restricted cash at end of period:
Cash and cash equivalents	956,417	133,277	137,673	47,975
Restricted cash	1,095	1,095	1,143	6,095
Total cash, cash equivalents, and restricted cash at end of period	957,512	$ 134,372	54,070	95,828
Supplemental disclosure of cash flow information:
Cash paid for income taxes	138		193
Supplemental disclosure of non-cash investing and financing activities:
Additions to property and equipment included in accrued expenses and accounts payable	19			176
Initial public offering and Google common stock offering costs in accrued expenses	3,838
Treasury stock costs in accrued expenses	$ 5,903
Series C Preferred Stock [Member]
Supplemental disclosure of non-cash investing and financing activities:
Unsettled issuance of Series C preferred stock			75
Series C Preferred Stock [Member] | Avizia Inc.
Supplemental disclosure of non-cash investing and financing activities:
StockIssued1				$ 72,536
Series C Preferred Stock [Member] | Aligned Tele-health Inc.
Supplemental disclosure of non-cash investing and financing activities:
StockIssued1			$ 34,250